Income Taxes - Schedule of temporary differences for which deferred tax assets not recognised (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income taxes paid (refund) [abstract]
Non-capital losses - Canada	$ 77,271,986	$ 63,216,617
Net-operating loss - US	5,120,395	5,111,610
Unrealized foreign exchange loss	94,733	94,733
Share-issuance costs	2,045,027	3,349,261
Other investments	5,542,253	5,308,027
IFRS 16	37,439	87,050
Property, plant and equipment	324,798	167,653
Total	$ 90,436,631	$ 77,334,951